UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2004



[LOGO OF USAA]
   USAA(R)

                   USAA HIGH-YIELD
                         OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                    S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

   Portfolio of Investments                                      12

   Notes to Portfolio of Investments                             31

   Financial Statements                                          34

   Notes to Financial Statements                                 37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                          THE UNCERTAINTY ABOUT THE TIMING OF
                                        AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                           TWO MORE GOOD REASONS TO HAVE USAA
                                              HELPING YOU MANAGE YOUR MONEY.

                                                            "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

                                                                               3
 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board



                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

--------------------------------------------------------------------------------
                                   1/31/04                           7/31/03
--------------------------------------------------------------------------------
Net Assets                     $171.5 Million                    $107.0 Million
Net Asset Value Per Share          $8.83                             $8.18

--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
--------------------------------------------------------------------------------

7/31/03 TO 1/31/04*              1 YEAR                SINCE INCEPTION ON 8/2/99
      12.08%                     26.34%                          7.28%

*TOTAL RETURNS  FOR  PERIODS  OF LESS  THAN ONE YEAR  ARE  NOT ANNUALIZED.  THIS
 SIX-MONTH RETURN IS CUMULATIVE.


                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES
                 PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

            USAA HIGH-YIELD     CSFB GLOBAL HIGH     LIPPER HIGH CURRENT      LIPPER HIGH CURRENT
          OPPORTUNITIES FUND       YIELD INDEX       YIELD FUNDS AVERAGE     YIELD BOND FUNDS INDEX
          ------------------    ----------------     -------------------     ----------------------
  8/2/99       $10,000.00         $10,000.00            $10,000.00                $10,000.00
 8/31/99        10,088.81           9,911.00              9,897.20                  9,898.54
 9/30/99        10,114.01           9,834.69              9,840.31                  9,821.40
10/31/99        10,166.71           9,786.50              9,820.21                  9,793.07
11/30/99        10,396.53           9,919.59              9,988.64                  9,965.61
12/31/99        10,519.82          10,039.62             10,123.92                 10,085.58
 1/31/00        10,516.84           9,999.46             10,076.89                 10,036.01
 2/29/00        10,659.16          10,061.46             10,163.63                 10,107.21
 3/31/00        10,511.17           9,910.54             10,006.15                  9,932.23
 4/30/00        10,614.37           9,895.67              9,970.53                  9,888.91
 5/31/00        10,513.67           9,737.34              9,795.81                  9,712.87
 6/30/00        10,765.76           9,955.45              9,997.06                  9,892.66
 7/31/00        10,779.59          10,049.04             10,033.71                  9,910.39
 8/31/00        10,836.12          10,116.36             10,101.47                  9,962.20
 9/30/00        10,736.58          10,023.29              9,960.10                  9,815.60
10/31/00        10,411.45           9,711.57              9,638.10                  9,480.12
11/30/00        10,026.74           9,328.93              9,165.05                  8,950.88
12/31/00        10,313.78           9,516.45              9,370.13                  9,106.15
 1/31/01        11,121.40          10,086.48              9,949.32                  9,710.33
 2/28/01        11,187.28          10,188.35              9,992.66                  9,741.03
 3/31/01        10,840.77           9,985.61              9,723.40                  9,417.86
 4/30/01        10,767.02           9,881.76              9,621.58                  9,294.39
 5/31/01        11,026.99          10,079.39              9,737.59                  9,394.90
 6/30/01        10,898.84           9,923.16              9,499.24                  9,118.24
 7/31/01        11,068.34          10,029.34              9,568.97                  9,171.67
 8/31/01        11,189.75          10,169.75              9,643.01                  9,212.32
 9/30/01        10,502.05           9,528.04              9,026.31                  8,561.83
10/31/01        10,852.31           9,745.28              9,252.13                  8,757.67
11/30/01        11,248.54          10,060.05              9,540.77                  9,035.83
12/31/01        11,121.70          10,066.09              9,518.09                  9,011.42
 1/31/02        11,069.25          10,159.70              9,559.69                  9,033.11
 2/28/02        10,756.10          10,087.57              9,429.39                  8,873.48
 3/31/02        11,044.46          10,318.57              9,619.53                  9,049.10
 4/30/02        10,873.54          10,482.64              9,725.09                  9,143.72
 5/31/02        10,780.36          10,445.95              9,645.96                  9,051.96
 6/30/02        10,229.56          10,081.38              9,167.51                  8,542.32
 7/31/02         9,883.93           9,793.06              8,861.63                  8,262.30
 8/31/02        10,085.32           9,920.37              8,994.65                  8,404.55
 9/30/02        10,071.43           9,798.35              8,861.79                  8,287.61
10/31/02         9,916.19           9,738.58              8,815.19                  8,235.17
11/30/02        10,486.44          10,253.75              9,293.00                  8,709.89
12/31/02        10,603.70          10,378.84              9,378.22                  8,794.52
 1/31/03        10,859.90          10,661.15              9,562.55                  8,989.01
 2/28/03        10,940.45          10,818.93              9,687.93                  9,109.47
 3/31/03        11,172.03          11,095.90              9,907.48                  9,336.87
 4/30/03        11,774.18          11,661.79             10,381.43                  9,795.28
 5/31/03        12,003.33          11,830.88             10,490.47                  9,911.78
 6/30/03        12,310.53          12,176.34             10,761.15                 10,178.84
 7/31/03        12,241.45          12,077.72             10,653.82                 10,100.37
 8/31/03        12,381.11          12,212.99             10,783.51                 10,236.00
 9/30/03        12,721.72          12,546.40             11,043.64                 10,484.55
10/31/03        12,953.90          12,802.35             11,262.57                 10,719.81
11/30/03        13,109.53          12,977.74             11,403.47                 10,844.01
12/31/03        13,415.73          13,277.53             11,675.60                 11,112.49
 1/31/04        13,719.97          13,535.11             11,859.89                 11,290.81

                                   [END CHART]

                 FUND DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/04.

                 THE PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE, THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX, AND THE CSFB GLOBAL HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

                 o The Credit Suisse First Boston (CSFB) Global High Yield
                   Index, an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

                 o The Lipper High Current Yield Funds Average, the average performance level of all high current yield funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]           MATTHEW FREUND, CFA
                                        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA High-Yield Opportunities Fund returned 12.08% for the six-month period ended January 31, 2004, putting it in the top 28% of its peer group (the Lipper High Current Yield Funds Average had a return of 11.15%). Over the same period, the S&P 500 Index returned 15.22%, while the Citigroup 10-Year U.S. Treasury Index returned 5.80%. The total return for the CSFB Global High Yield Index was 12.07%, and the total return for the Lipper High Current Yield Bond Funds Index was 11.79%.

                 High-yield   securities   are  a  unique   asset   class   with
                 characteristics of both stocks and bonds. As such, their long-term total returns

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

                 THE CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                      COMPARATIVE RETURNS
--------------------------------------------------------------------------------

                 [CHART OF COMPARATIVE RETURNS]

                                   USAA HIGH-YIELD         CITIGROUP 10-YEAR U.S.
                S&P 500 INDEX     OPPORTUNITIES FUND           TREASURY INDEX
                -------------     ------------------       ----------------------
 7/31/2003           0.00%                 0.00%                       0.00%
  8/1/2003          -1.02                 -0.12                        0.60
  8/4/2003          -0.75                 -0.12                        1.32
  8/5/2003          -2.50                 -0.49                        0.34
  8/6/2003          -2.32                 -0.61                        1.68
  8/7/2003          -1.61                 -0.73                        2.31
  8/8/2003          -1.26                 -0.73                        2.37
 8/11/2003          -0.93                 -0.73                        1.65
 8/12/2003           0.06                 -0.86                        1.71
 8/13/2003          -0.54                 -0.98                        0.08
 8/14/2003           0.11                 -1.22                       -0.14
 8/15/2003           0.15                 -1.22                        0.40
 8/18/2003           1.07                 -1.10                        0.85
 8/19/2003           1.33                 -0.73                        1.77
 8/20/2003           1.13                 -0.37                        1.23
 8/21/2003           1.44                 -0.24                        0.69
 8/22/2003           0.41                  0.00                        1.12
 8/25/2003           0.47                  0.12                        0.64
 8/26/2003           0.78                  0.37                        0.90
 8/27/2003           0.80                  0.53                        0.51
 8/28/2003           1.42                  0.77                        1.41
 8/29/2003           1.95                  1.14                        1.22
  9/1/2003           1.95                  1.14                        1.24
  9/2/2003           3.37                  1.39                       -0.01
  9/3/2003           3.83                  1.63                       -0.01
  9/4/2003           4.00                  1.88                        0.73
  9/5/2003           3.34                  2.13                        2.02
  9/8/2003           4.38                  2.25                        1.76
  9/9/2003           3.53                  2.37                        1.98
 9/10/2003           2.30                  2.62                        2.74
 9/11/2003           2.89                  2.62                        2.30
 9/12/2003           3.11                  2.62                        2.84
 9/15/2003           2.73                  2.74                        3.02
 9/16/2003           4.20                  2.74                        2.65
 9/17/2003           3.86                  2.99                        3.52
 9/18/2003           5.24                  3.11                        3.62
 9/19/2003           4.91                  3.36                        3.82
 9/22/2003           3.54                  3.36                        3.16
 9/23/2003           4.17                  3.36                        3.38
 9/24/2003           2.18                  3.48                        4.09
 9/25/2003           1.59                  3.60                        4.36
 9/26/2003           0.95                  3.68                        5.01
 9/29/2003           1.94                  3.80                        4.62
 9/30/2003           0.87                  3.92                        5.78
 10/1/2003           3.13                  4.05                        5.83
 10/2/2003           3.35                  4.05                        5.25
 10/3/2003           4.32                  4.17                        3.68
 10/6/2003           4.78                  4.17                        4.07
 10/7/2003           5.28                  4.29                        3.29
 10/8/2003           4.76                  4.42                        3.32
 10/9/2003           5.27                  4.42                        2.85
10/10/2003           5.21                  4.67                        3.29
10/13/2003           5.94                  4.67                        3.33
10/14/2003           6.36                  4.79                        2.56
10/15/2003           6.11                  4.91                        2.11
10/16/2003           6.45                  5.04                        1.69
10/17/2003           5.36                  5.16                        2.26
10/20/2003           5.90                  5.29                        2.40
10/21/2003           6.04                  5.41                        2.50
10/22/2003           4.46                  5.53                        3.22
10/23/2003           4.81                  5.29                        2.88
10/24/2003           4.31                  5.41                        3.79
10/27/2003           4.54                  5.41                        3.38
10/28/2003           6.13                  5.53                        3.95
10/29/2003           6.28                  5.57                        3.31
10/30/2003           6.19                  5.70                        2.81
10/31/2003           6.57                  5.82                        3.17
 11/3/2003           7.42                  5.70                        2.65
 11/4/2003           6.83                  5.94                        3.16
 11/5/2003           6.71                  5.94                        2.78
 11/6/2003           7.35                  5.94                        2.27
 11/7/2003           6.88                  6.07                        2.03
11/10/2003           6.27                  6.07                        1.94
11/11/2003           6.21                  6.07                        1.95
11/12/2003           7.47                  6.19                        2.36
11/13/2003           7.46                  6.44                        3.52
11/14/2003           6.66                  6.44                        4.05
11/17/2003           5.98                  6.44                        4.44
11/18/2003           5.02                  6.57                        4.58
11/19/2003           5.87                  6.57                        4.08
11/20/2003           4.98                  6.82                        4.70
11/21/2003           5.15                  6.94                        4.83
11/24/2003           6.86                  6.94                        4.20
11/25/2003           7.05                  7.09                        4.53
11/26/2003           7.53                  7.09                        4.09
11/27/2003           7.53                  7.09                        4.11
11/28/2003           7.51                  7.09                        3.56
 12/1/2003           8.73                  7.09                        2.93
 12/2/2003           8.37                  7.34                        3.08
 12/3/2003           8.21                  7.47                        2.79
 12/4/2003           8.72                  7.59                        3.16
 12/5/2003           7.89                  7.97                        4.47
 12/8/2003           8.69                  7.97                        3.99
 12/9/2003           7.76                  8.22                        3.36
12/10/2003           7.67                  8.47                        3.68
12/11/2003           8.92                  8.47                        4.30
12/12/2003           9.21                  8.60                        4.29
12/15/2003           8.60                  8.60                        4.12
12/16/2003           9.32                  8.72                        4.44
12/17/2003           9.47                  8.85                        4.81
12/18/2003          10.78                  8.97                        5.21
12/19/2003          10.73                  9.10                        5.33
12/22/2003          11.16                  9.35                        5.10
12/23/2003          11.48                  9.35                        4.22
12/24/2003          11.27                  9.35                        4.87
12/25/2003          11.27                  9.35                        4.87
12/26/2003          11.46                  9.47                        5.24
12/29/2003          12.89                  9.47                        4.62
12/30/2003          12.92                  9.47                        4.23
12/31/2003          13.15                  9.59                        4.41
  1/1/2004          13.15                  9.59                        4.41
  1/2/2004          12.81                  9.59                        3.49
  1/5/2004          14.21                  9.72                        3.41
  1/6/2004          14.36                 10.10                        4.34
  1/7/2004          14.66                 10.48                        4.59
  1/8/2004          15.23                 10.73                        4.60
  1/9/2004          14.21                 11.23                        5.95
 1/12/2004          14.76                 11.36                        6.03
 1/13/2004          14.15                 11.49                        6.49
 1/14/2004          15.10                 11.74                        6.88
 1/15/2004          15.26                 11.99                        7.00
 1/16/2004          16.05                 11.99                        6.65
 1/19/2004          16.05                 11.99                        6.69
 1/20/2004          15.94                 12.12                        6.34
 1/21/2004          16.85                 12.24                        6.53
 1/22/2004          16.48                 12.50                        7.10
 1/23/2004          16.24                 12.75                        6.28
 1/26/2004          17.65                 12.75                        5.70
 1/27/2004          16.49                 12.75                        6.18
 1/28/2004          14.93                 12.46                        5.31
 1/29/2004          15.53                 12.08                        5.28
 1/30/2004          15.22                 12.08                        5.80

                                   [END CHART]

                 should generally fall between these two asset classes (see graph above). This tendency to act differently is not an aberration and may provide long-term investors with a significant diversification advantage.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 Economic growth accelerated during the period as combat operations in Iraq diminished, allowing low interest rates and the 2003 tax cuts to work their way though the economy. Strong earnings led companies to strengthen their balance sheets and to begin, albeit tentatively, to increase capital spending and hiring. Although the Federal Reserve Board kept short-term interest rates unchanged, it dropped an earlier promise to keep rates low for a "considerable period" and, instead, counseled "patience."

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 The improving economic environment was not lost on the financial markets, and both high-yield and equity securities rallied strongly. Although stocks provided the highest returns, high-yield issues performed well and experienced less volatility.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Like other bonds, the yield of a high-yield security falls when its price increases and vice versa. The current rally, which began in the fall of 2002, is no exception to this mathematical rule. Investors who want to maintain their yield under these conditions have to take a growing and, in our view, an inappropriate level of risk. We do not believe investors should take risks for which they are not adequately compensated. As a result, we continue to rely on the insights and expertise of our research team to position your Fund in sectors that we believe offer attractive returns and reasonable margins of safety. Using this discipline, we sold holdings that seemed overvalued and increased our exposure to sectors that appeared to offer attractive potential returns, including insurance company notes and secured airline bonds.

WHAT IS THE OUTLOOK?

                 We continue to be guardedly optimistic about the U.S. economic recovery. Despite the recent strength, we believe it is still too early to tell if the recovery has become self-sustaining rather than policy-driven. In this environment, high-yield investors should expect most of their return to come from the income (or yield) provided by the Fund. We believe this return is still competitive when compared to other financial assets. As always, investors should remain disciplined and hold diversified portfolios. We continue to believe that high-yield securities are a prudent part of these diversification efforts.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                    TOP 10 HOLDINGS
                   (% of Net Assets)
-------------------------------------------------------

Farm Credit Bank of Texas,
  Series 1 (Perpetual Preferred)                  2.4%

Leucadia Capital Trust I, Pass-
  Through Certificates                            2.4%

New York State Dormitory Auth.
  RB, Series D                                    2.3%

Ahold Lease USA, Inc., Pass-
  Through Certificates,
  Series 2001, Class A-1                          2.0%

Delta Air Lines, Inc., Pass-
  Through Certificates,
  Series 2001, Class A-2, EETC                    1.8%

American Airlines, Inc., Pass-
  Through Certificates,
  Series 2001-1, Class A-2, EETC                  1.7%

AFC Capital Trust I,
  Guaranteed Notes, Series B                      1.5%

Charter Communications Holdings
  LLC, Senior Discount Notes                      1.5%

Markel Capital Trust I,
  Capital Securities, Series B                    1.3%

TFM S.A. de C.V., Senior Discount
  Debentures (Mexico)                             1.2%
-------------------------------------------------------

-------------------------------------------------------
                  TOP 10 INDUSTRIES*
                   (% of Net Assets)
-------------------------------------------------------

Broadcasting & Cable TV                           8.2%

Airlines                                          8.1%

Real Estate Investment Trusts                     5.2%

Multi-Line Insurance                              4.3%

Wireless Telecommunication
   Services                                       4.1%

Construction & Farm Machinery &
   Heavy Trucks                                   2.6%

Integrated Telecommunication
   Services                                       2.6%

Specialty Chemicals                               2.6%

Multi-Sector Holdings                             2.4%

Regional Banks                                    2.4%
-------------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-30.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (78.3%)
               -----------------------------
               AUTOMOBILES & COMPONENTS (0.7%)

               AUTO PARTS & EQUIPMENT
   $   500     Dana Corp., Senior Notes, 10.13%                        Ba3       3/15/2010      $    577
       250     Metaldyne Corp., Senior Subordinated
                 Notes, 10.00%(a)                                       B3      11/01/2013           259
       250     Stoneridge, Inc., Senior Notes, 11.50%                   B2       5/01/2012           297
                                                                                                --------
                                                                                                   1,133
                                                                                                --------
               BANKS (0.2%)

               DIVERSIFIED BANKS
       250     Western Financial Bank, Subordinated
                 Debenture, 9.63%                                       B1       5/15/2012           288
                                                                                                --------
               CAPITAL GOODS (5.6%)

               AEROSPACE & DEFENSE (1.3%)
       750     BE Aerospace, Inc., Senior Subordinated
                 Notes, Series B, 8.88%                               Caa3       5/01/2011           727
       500     K & F Industries, Inc., Senior
                 Subordinated Notes, Series B, 9.63%                    B3      12/15/2010           568
     1,000     L-3 Communications Corp., Senior
                 Subordinated Notes, 6.13%(a)                          Ba3       1/15/2014         1,000
                                                                                                --------
                                                                                                   2,295
                                                                                                --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.6%)
     1,000     Case Corp., Notes, 7.25%                                Ba3       1/15/2016         1,060
       500     Joy Global, Inc., Senior Subordinated
                 Notes, Series B, 8.75%                                 B2       3/15/2012           563
       500     Terex Corp., Senior Subordinated
                 Notes, 7.38%(a)                                        B3       1/15/2014           525
       750     United Rentals North America, Inc.,
                 Senior Notes, Series B, 10.75%                         B1       4/15/2008           866
     1,000     United Rentals North America, Inc.,
                 Senior Notes, 6.50%(a,c)                               B1       2/15/2012           985
       500     United Rentals North America, Inc.,
                 Senior Subordinated Notes, 7.75%(a)                    B2      11/15/2013           510
                                                                                                --------
                                                                                                   4,509
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
    $  500     General Cable Corp., Senior Notes, 9.50%(a)              B2      11/15/2010      $    552
       500     UCAR Finance, Inc., Senior Notes, 10.25%                 B2       2/15/2012           575
                                                                                                --------
                                                                                                   1,127
                                                                                                --------
               INDUSTRIAL CONGLOMERATES (0.2%)
       250     Rexnord Corp., Senior Subordinated
                 Notes, 10.13%                                          B3      12/15/2012           274
                                                                                                --------
               INDUSTRIAL MACHINERY (0.8%)
       250     Manitowoc Co., Inc., Senior Notes, 7.13%                 B1      11/01/2013           262
     1,000     Manitowoc Co., Inc., Senior Subordinated
                 Notes, 10.50%                                          B2       8/01/2012         1,145
                                                                                                --------
                                                                                                   1,407
                                                                                                --------
               COMMERCIAL SERVICES & SUPPLIES (2.7%)

               COMMERCIAL PRINTING (0.8%)
     1,000     Mail-Well I Corp., Senior Notes, 9.63%                   B1       3/15/2012         1,125
       250     Mail-Well I Corp., Senior Subordinated
                 Notes, 7.88%(a,c)                                      B3      12/01/2013           244
                                                                                                --------
                                                                                                   1,369
                                                                                                --------
               DIVERSIFIED COMMERCIAL SERVICES (1.9%)
       500     Brickman Group Ltd., Senior Subordinated
                 Notes, Series B, 11.75%                                B2      12/15/2009           592
       500     Coinmach Corp., Senior Notes, 9.00%                      B2       2/01/2010           545
     1,500     KinderCare Learning Center, Inc.,
                 Senior Subordinated Notes, 9.50%                       B3       2/15/2009         1,530
       500     Stewart Enterprises, Inc.,
                 Senior Subordinated Notes, 10.75%                      B2       7/01/2008           564
                                                                                                --------
                                                                                                   3,231
                                                                                                --------
               CONSUMER DURABLES & APPAREL (2.5%)

               APPAREL, ACCESSORIES, & LUXURY GOODS (1.4%)
       500     Kellwood Co., Debenture, 7.63%                          Ba1      10/15/2017           531
       500     Kellwood Co., Senior Notes, 7.88%                       Ba1       7/15/2009           544

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
    $  500     Oxford Industries, Inc., Senior
               Notes, 8.88%(a)                                          B2       6/01/2011      $    561
       250     Phillips Van Heusen Corp.,
                 Senior Notes, 8.13%                                    B2       5/01/2013           268
       500     St. John Knits International, Inc.,
                 Senior Subordinated Notes, 12.50%                      B3       7/01/2009           537
                                                                                                --------
                                                                                                   2,441
                                                                                                --------
               HOME FURNISHINGS (0.3%)
       500     Interface, Inc., Senior Notes, 10.38%                  Caa1       2/01/2010           563
                                                                                                --------
               HOUSEHOLD APPLIANCES (0.3%)
       427     Windmere-Durable Holdings, Inc.,
                 Senior Subordinated Notes, 10.00%                      B3       7/31/2008           427
                                                                                                --------
               LEISURE PRODUCTS (0.3%)
       500     Herbalife International, Inc., Senior
                 Subordinated Notes, Series B, 11.75%                   B3       7/15/2010           582
                                                                                                --------
               TEXTILES (0.2%)
       500     Avondale Mills, Inc.,
                 Senior Subordinated Notes, 10.25%                      B3       7/01/2013           333
                                                                                                --------
               DIVERSIFIED FINANCIALS (2.4%)

               MULTI-SECTOR HOLDINGS
     4,000     Leucadia Capital Trust I, Pass-Through
                 Certificates, 8.65%                                   Ba2       1/15/2027         4,160
                                                                                                --------
               ENERGY (2.3%)

               OIL & GAS EQUIPMENT & SERVICES (1.0%)
       750     Dresser, Inc., Senior Notes, 9.38%                       B2       4/15/2011           821
       500     Hanover Compressor Co.,
                 Subordinated Notes, 10.80%(m)                        Caa1       3/31/2007           380
       500     Hanover Equipment Trust, Senior Secured
                 Notes, Series 2001A, 8.50%                             B2       9/01/2008           540
                                                                                                --------
                                                                                                   1,741
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   $   500     Chesapeake Energy Corp.,
                 Senior Notes, 7.50%                                   Ba3       9/15/2013      $    547
       750     Energy Partners Ltd.,
                 Senior Unsecured Notes, 8.75%                          B2       8/01/2010           810
                                                                                                --------
                                                                                                   1,357
                                                                                                --------
               OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.5%)
       750     OMI Corp., Senior Notes, 7.63%(a)                        B1      12/01/2013           769
                                                                                                --------
               FOOD & STAPLES RETAILING (2.7%)

               DRUG RETAIL (0.7%)
     1,000     Rite Aid Corp., Senior Secured Notes, 8.13%              B2       5/01/2010         1,095
                                                                                                --------
               FOOD RETAIL (2.0%)
     3,310     Ahold Lease USA, Inc., Pass-Through
                 Certificates, Series 2001, Class A-1, 7.82%(h)         B1       1/02/2020         3,459
                                                                                                --------
               FOOD, BEVERAGE, & TOBACCO (3.0%)

               AGRICULTURAL PRODUCTS (0.6%)
       250     Hines Nurseries, Inc., Senior Notes, 10.25%              B3      10/01/2011           274
       750     Seminis Vegetable Seeds, Inc.,
                 Senior Subordinated Notes, 10.25%(a)                   B3      10/01/2013           802
                                                                                                --------
                                                                                                   1,076
                                                                                                --------
               MEAT, POULTRY, & FISH (0.7%)
     1,000     PPC Escrow Corp., Senior Subordinated
                 Notes, 9.25%(a)                                        B2      11/15/2013         1,085
                                                                                                --------
               PACKAGED FOODS & MEAT (1.4%)
       500     Del Monte Corp., Senior Subordinated
                 Notes, Series B, 9.25%                                 B2       5/15/2011           560
       500     Del Monte Corp., Senior Subordinated
                 Notes, 8.63%                                           B2      12/15/2012           560
       250     Merisant Co., Senior Subordinated
                 Notes, 9.50%(a)                                        B3       7/15/2013           266
       500     Michael Foods, Senior Subordinated
                 Notes, 8.00%(a)                                        B3      11/15/2013           528

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
   $   500     Reddy Ice Group, Inc.,
                 Senior Subordinated Notes, 8.88%                       B3       8/01/2011      $    540
                                                                                                --------
                                                                                                   2,454
                                                                                                --------
               TOBACCO (0.3%)
       500     Dimon, Inc., Senior Notes, 7.75%(a)                     Ba3       6/01/2013           526
                                                                                                --------
               HEALTH CARE EQUIPMENT & SERVICES (1.4%)

               HEALTH CARE EQUIPMENT (0.3%)
       500     Insight Health Services Corp.,
                 Senior Subordinated Notes,
                 Series B, 9.88%                                        B3      11/01/2011           526
                                                                                                --------
               HEALTH CARE FACILITIES (0.6%)
       500     Triad Hospitals, Inc.,
                 Senior Subordinated Notes, 7.00%(a)                    B3      11/15/2013           520
       500     United Surgical Partners, Inc.,
                 Senior Subordinated Notes, 10.00%                      B3      12/15/2011           575
                                                                                                --------
                                                                                                   1,095
                                                                                                --------
               HEALTH CARE SERVICES (0.2%)
       250     Psychiatric Solutions, Inc.,
                 Senior Subordinated Notes, 10.63%                      B3       6/15/2013           283
                                                                                                --------
               HEALTH CARE SUPPLIES (0.3%)
       500     Medex, Inc., Senior Subordinated
                 Notes, 8.88%(a)                                        B3       5/15/2013           546
                                                                                                --------
               HOTELS, RESTAURANTS, & LEISURE (4.7%)

               CASINOS & GAMING (1.7%)
       500     Argosy Gaming Co., Senior Subordinated
                 Notes, 9.00%                                           B2       9/01/2011           560
       500     Inn of the Mountain Gods,
                 Senior Notes, 12.00%(a)                              Caa1      11/15/2010           548
       500     Park Place Entertainment Corp.,
                 Senior Subordinated Notes, 8.88%                      Ba2       9/15/2008           577
       500     Pinnacle Entertainment, Inc.,
                 Senior Subordinated Notes, Series B, 9.25%           Caa1       2/15/2007           519

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
   $   500     Pinnacle Entertainment, Inc.,
                 Senior Subordinated Notes, 8.75%(h)                  Caa1      10/01/2013      $    520
       250     River Rock Entertainment Auth.,
                 Senior Notes, 9.75%(a)                                 B2      11/01/2011           276
                                                                                                --------
                                                                                                   3,000
                                                                                                --------
               HOTELS, RESORTS, & CRUISE LINES (0.5%)
       250     Intrawest Corp., Senior Notes, 7.50%                     B1      10/15/2013           264
       500     Royal Caribbean Cruises Ltd.,
                 Senior Notes, 8.00%                                   Ba2       5/15/2010           552
                                                                                                --------
                                                                                                     816
                                                                                                --------
               LEISURE FACILITIES (1.9%)
       500     Bally Total Fitness Holding Corp.,
                 Senior Notes, 10.50%                                   B2       7/15/2011           498
       750     Six Flags, Inc., Senior Notes, 9.63%(a)                  B2       6/01/2014           808
     1,500     Town Sports International Holdings, Inc.,
                 Senior Discount Notes, 0%/11.00%,
                 8/01/2009(a,c,e)                                     Caa2       2/01/2014           870
     1,000     Town Sports International, Inc.,
                 Senior Notes, 9.63%                                    B2       4/15/2011         1,070
                                                                                                --------
                                                                                                   3,246
                                                                                                --------
               RESTAURANTS (0.6%)
     1,000     Friendly Ice Cream Corp.,
                 Senior Notes, 10.50%(h)                                B3      12/01/2007         1,045
                                                                                                --------
               HOUSEHOLD & PERSONAL PRODUCTS (1.6%)

               HOUSEHOLD PRODUCTS (0.5%)
     1,000     JohnsonDiversey Holdings, Inc.,
                 Senior Discount Notes, 0%/10.67%,
                 11/15/2007(a,e)                                        B3       5/15/2013           815
                                                                                                --------
               PERSONAL PRODUCTS (1.1%)
       750     Elizabeth Arden, Inc.,
                 Senior Subordinated Notes, 7.75%(a)                    B3       1/15/2014           772
     1,000     Jafra Cosmetics International, Inc.,
                 Senior Subordinated Notes, 10.75%                      B3       5/15/2011         1,115
                                                                                                --------
                                                                                                   1,887
                                                                                                --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               INSURANCE (8.4%)

               LIFE & HEALTH INSURANCE (1.2%)
    $1,000     AAG Holding Co., Inc., Senior Notes, 6.88%             Baa3       6/01/2008      $    975
     1,000     Americo Life, Inc., Senior Notes, 7.88%(a)              Ba1       5/01/2013           999
                                                                                                --------
                                                                                                   1,974
                                                                                                --------
               MULTI-LINE INSURANCE (4.3%)
     2,500     AFC Capital Trust I, Guaranteed Notes,
                 Series B, 8.21%                                        B2       2/03/2027         2,513
     2,000     Farmers Exchange Capital,
                 Surplus Notes, 7.05%(a)                              Baa3       7/15/2028         1,968
     1,700     Farmers Insurance Exchange,
                 Surplus Notes, 8.63%(a)                              Baa3       5/01/2024         1,893
     1,000     Royal & Sun Alliance, Inc.,
                 Senior Subordinated Notes, 8.95%                      Ba2      10/15/2029         1,056
                                                                                                --------
                                                                                                   7,430
                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (1.8%)
     1,000     Kingsway America, Inc.,
                 Senior Notes, 7.50%(a)                                 NR       2/01/2014           992
     2,000     Markel Capital Trust I,
                 Capital Securities, Series B, 8.71%                   Ba1       1/01/2046         2,151
                                                                                                --------
                                                                                                   3,143
                                                                                                --------
               REINSURANCE (1.1%)
     2,000     PXRE Capital Trust I, Pass-Through
                 Certificates, 8.85%                                   Ba2       2/01/2027         1,950
                                                                                                --------
               MATERIALS (11.1%)

               COMMODITY CHEMICALS (1.1%)
       250     Koppers, Inc., Senior Notes, 9.88%(a)                    B2      10/15/2013           281
       750     Lyondell Chemical Co.,
                 Senior Secured Notes, 9.50%                            B1      12/15/2008           777
       750     Lyondell Chemical Co.,
                 Senior Subordinated Notes, 10.88%(h)                   B3       5/01/2009           761
                                                                                                --------
                                                                                                   1,819
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               DIVERSIFIED CHEMICALS (1.3%)
   $   750     Equistar Chemical/Funding,
                 Senior Unsecured Notes, 10.63%                         B2       5/01/2011      $    821
       500     FMC Corp., Senior Secured Notes, 10.25%                 Ba2      11/01/2009           594
       500     Huntsman ICI Chemicals LLC,
                 Senior Subordinated Notes, 10.13%(h)                 Caa1       7/01/2009           515
       250     Huntsman International LLC,
                 Senior Notes, 9.88%                                    B3       3/01/2009           274
                                                                                                --------
                                                                                                   2,204
                                                                                                --------
               DIVERSIFIED METALS & MINING (1.0%)
       625     Compass Minerals Group, Inc., Guaranteed
                 Senior Subordinated Notes, 10.00%                      B3       8/15/2011           722
       500     Massey Energy Co.,
                 Senior Notes, 6.63%(a)                                Ba3      11/15/2010           515
       500     Peabody Energy Corp., Senior Notes,
                 Series B, 6.88%                                       Ba3       3/15/2013           537
                                                                                                --------
                                                                                                   1,774
                                                                                                --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
       500     IMC Global, Inc., Senior Notes, 10.88%(a)                B1       8/01/2013           627
       500     IMC Global, Inc., Debentures, 6.88%(h)                   B2       7/15/2007           538
                                                                                                --------
                                                                                                   1,165
                                                                                                --------
               FOREST PRODUCTS (0.3%)
       500     Louisiana Pacific Corp.,
                 Senior Subordinated Notes, 10.88%                     Ba2      11/15/2008           585
                                                                                                --------
               GOLD (0.2%)
       265     Freeport McMoran Copper & Gold,
                 Senior Notes, 10.13%                                   B2       2/01/2010           306
                                                                                                --------
               METAL & GLASS CONTAINERS (1.6%)
       500     Crown Cork & Seal S.A.,
                 Senior Secured Notes, 9.50%                            B1       3/01/2011           565
       500     Owens-Brockway Glass Container,
                 Senior Secured Notes, 8.88%                            B1       2/15/2009           550
       250     Tekni Plex, Inc., Senior Secured
                 Notes, 8.75%(a)                                        B2      11/15/2013           271

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
   $ 1,250     Tekni-Plex, Inc., Senior Subordinated
                 Notes, Series B, 12.75%                                B3       6/15/2010      $  1,394
                                                                                                --------
                                                                                                   2,780
                                                                                                --------
               PAPER PACKAGING (1.1%)
       250     Graphic Packaging Corp.,
                 Senior Subordinated Notes, 8.63%                       B2       2/15/2012           259
       500     Graphic Packaging International,
                 Senior Subordinated Notes, 9.50%(a)                    B3       8/15/2013           557
       500     Longview Fibre Co., Senior Subordinated
                 Notes, 10.00%                                          B2       1/15/2009           560
       500     MDP Acquisitions plc, Senior Notes, 9.63%                B2      10/01/2012           561
                                                                                                --------
                                                                                                   1,937
                                                                                                --------
               PAPER PRODUCTS (0.3%)
       500     Potlatch Corp., Senior Subordinated
                 Notes, 10.00%                                         Ba1       7/15/2011           573
                                                                                                --------
               SPECIALTY CHEMICALS (2.6%)
       500     ISP Chemco, Inc., Senior Subordinated
                 Notes, Series B, 10.25%                                B2       7/01/2011           557
       550     Kraton Polymers LLC/CAP,
                 Senior Subordinated Notes, 8.13%(a)                    B3       1/15/2014           591
     1,000     Nalco Co., Senior Subordinated Notes,
                 8.88%(a,h)                                           Caa1      11/15/2013         1,086
       500     Noveon, Inc., Senior Subordinated Notes,
                 Series B, 11.00%                                       B3       2/28/2011           575
       500     Pliant Corp., Senior Secured Notes, 11.13%               B3       9/01/2009           518
       500     Rockwood Specialties Group, Inc.,
                 Senior Subordinated Notes, 10.63%                      B3       5/15/2011           564
       500     Terra Capital, Inc., Senior Notes, 11.50%              Caa1       6/01/2010           534
                                                                                                --------
                                                                                                   4,425
                                                                                                --------
               STEEL (0.9%)
     1,000     AK Steel Holding Corp., Senior Notes, 7.75%              B3       6/15/2012           895
       500     U.S. Steel LLC, Senior Notes, 10.75%                     B1       8/01/2008           587
                                                                                                --------
                                                                                                   1,482
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               MEDIA (9.8%)

               BROADCASTING & CABLE TV (6.6%)
   $   500     Adelphia Communications Corp.,
                 Senior Notes, Series B, 9.88%(b)                       NR       3/01/2007      $    504
     1,000     Charter Commerce Holdings II,
                 Senior Notes, 10.25%(a)                              Caa1       9/15/2010         1,063
       500     Charter Commerce Holdings LLC,
                 Senior Notes,  8.75%(a)                                B3      11/15/2013           520
     3,500     Charter Communications Holdings LLC,
                 Senior Discount Notes, 0%/13.50%,
                 1/15/2006(e)                                           Ca       1/15/2011         2,642
     1,126     Charter Communications, Inc., Subordinated
                 Notes, Convertible Bond, 5.75%                         Ca      10/15/2005         1,076
       250     Insight Midwest LP, Senior Notes, 10.50%                 B2      11/01/2010           273
       500     Mediacom Broadband LLC,
                 Senior Notes, 11.00%                                   B2       7/15/2013           558
     1,500     Mediacom LLC, Senior Notes, 7.88%(h)                     B2       2/15/2011         1,522
     1,000     Nexstar Finance, Inc.,
                 Senior Subordinated Notes, 7.00%(a)                    B3       1/15/2014           998
     1,000     Paxson Communications Corp.,
                 Senior Subordinated Discount Notes,
                 0%/12.25%, 1/15/2006(e)                              Caa1       1/15/2009           885
       500     RCN Corp., Senior Notes, 10.00%                          Ca      10/15/2007           280
       500     Salem Communications Holding Corp.,
                 Senior Subordinated Notes, Series B, 9.00%             B3       7/01/2011           556
       500     Young Broadcasting, Inc.,
                 Senior Subordinated Notes, 8.75%(a)                  Caa1       1/15/2014           531
                                                                                                --------
                                                                                                  11,408
                                                                                                --------
               MOVIES & ENTERTAINMENT (1.6%)
       750     Carmike Cinemas, Inc.,
                 Senior Subordinated Notes, 7.50%(a,c)                Caa1       2/15/2014           754
       500     Cinemark USA, Inc., Senior
                 Subordinated Notes, 9.00%                              B3       2/01/2013           558
       500     IMAX Corp., Senior Notes, 9.63%(a)                       B3      12/01/2010           540
       750     Lodgenet Entertainment Corp.,
                 Senior Subordinated Notes, 9.50%                       B3       6/15/2013           847
                                                                                                --------
                                                                                                   2,699
                                                                                                --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               PUBLISHING (1.6%)
   $   500     Advanstar Communications, Inc.,
                 Senior Secured Notes, 10.75%(a)                        B3       8/15/2010      $    552
       500     Houghton Mifflin Co.,
                 Senior Subordinated Notes, 9.88%                       B3       2/01/2013           550
       500     Penton Media, Inc.,
                 Senior Secured Notes, 11.88%                           B3      10/01/2007           508
       250     Vertis, Inc., Senior Secured Notes, 9.75%                B2       4/01/2009           275
       750     Vertis, Inc., Senior Notes, Series B, 10.88%             B3       6/15/2009           825
                                                                                                --------
                                                                                                   2,710
                                                                                                --------
               PHARMACEUTICALS & BIOTECHNOLOGY (0.3%)

               PHARMACEUTICALS
       500     Warner Chilcott, Inc.,
                 Senior Notes, Series B, 12.63%                         B2       2/15/2008           534
                                                                                                --------
               REAL ESTATE (3.0%)

               REAL ESTATE INVESTMENT TRUSTS
       500     Crescent Real Estate Equities Co.,
                 Senior Notes, 9.25%                                   Ba3       4/15/2009           547
       500     Felcor Lodging LP, Senior Notes, 10.00%                  B1       9/15/2008           540
       500     Host Marriott LP, Senior Unsecured Notes,
                 Series I, 9.50%                                       Ba3       1/15/2007           561
       500     Host Marriott LP, Senior Notes,
                 Series J, 7.13%(a)                                    Ba3      11/01/2013           516
       250     iSTAR Financial, Inc., Senior Notes, 4.88%(a)           Ba1       1/15/2009           249
       750     iSTAR Financial, Inc., Senior Notes, 6.50%              Ba1      12/15/2013           778
       500     Thornburg Mortgage, Inc.,
                 Senior Notes, 8.00%(h)                                Ba2       5/15/2013           520
       400     TriNet Corporate Realty Trust, Inc.,
                 Notes 7.95%                                           Ba1       5/15/2006           430
     1,000     TriNet Corporate Realty Trust, Inc.,
                 Senior Notes, 7.70%                                   Ba1       7/15/2017         1,069
                                                                                                --------
                                                                                                   5,210
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               RETAILING (0.7%)

               APPAREL RETAIL (0.2%)
   $   325     William Carter Co., Senior Subordinated
                 Notes, Series B, 10.88%                                B3       8/15/2011      $    380
                                                                                                --------
               SPECIALTY STORES (0.5%)
       500     General Nutrition Center,
                 Senior Subordinated Notes, 8.50%(a)                    B3      12/01/2010           528
       250     Petro Stopping, Senior Notes, 9.00%(a,c)                 B3       2/15/2012           250
                                                                                                --------
                                                                                                     778
                                                                                                --------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)

               SEMICONDUCTOR EQUIPMENT (0.2%)
       325     AMI Semiconductor, Inc.,
                 Senior Subordinated Notes, 10.75%                      B3       2/01/2013           388
                                                                                                --------
               SEMICONDUCTORS (0.3%)
       500     SCG Holding & Semiconductor Corp.,
                 Series B, 12.00%(h)                                  Caa2       8/01/2009           542
                                                                                                --------
               SOFTWARE & SERVICES (0.3%)

               DATA PROCESSING & OUTSOURCED SERVICES
       500     Iron Mountain, Inc.,
                 Senior Subordinated Notes, 7.75%                       B3       1/15/2015           528
                                                                                                --------
               TECHNOLOGY HARDWARE & EQUIPMENT (0.9%)

               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
       750     New Asat Finance Ltd.,
                 Senior Notes, 9.25%(a)                                 B3       2/01/2011           796
                                                                                                --------
               OFFICE ELECTRONICS (0.5%)
       250     Xerox Corp., Senior Notes, 9.75%                         B1       1/15/2009           295
       500     Xerox Corp., Senior Notes, 7.63%                         B1       6/15/2013           540
                                                                                                --------
                                                                                                     835
                                                                                                --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (7.3%)

               ALTERNATIVE CARRIERS (1.1%)
   $ 1,000     Level 3 Communications, Inc.,
                 Senior Discount Notes, 10.50%(h)                     Caa2      12/01/2008      $  1,002
       750     Level 3 Financing, Inc.,
                 Senior Notes, 10.75%(a,h)                            Caa2      10/15/2011           818
                                                                                                --------
                                                                                                   1,820
                                                                                                --------
               INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
     1,500     LCI International, Inc., Senior Notes, 7.25%           Caa1       6/15/2007         1,470
       250     Northwestern Bell Telephone Co.,
                 Debentures, 6.25%                                     Ba3       1/01/2007           250
     1,000     Qwest Capital Funding, Inc.,
                 Debentures, 6.88%                                    Caa2       7/15/2028           875
       500     Qwest Services Corp., Senior Subordinated
                 Secured Notes, 13.00%(a)                             Caa1      12/15/2007           589
     1,000     Qwest Services Corp.,
                 Senior Subordinated Secured Notes,
                 14.00%(a)                                            Caa1      12/15/2014         1,265
                                                                                                --------
                                                                                                   4,449
                                                                                                --------
               WIRELESS TELECOMMUNICATION SERVICES (3.6%)
       450     Alamosa Delware, Inc., Senior Notes, 8.50%             Caa1       1/31/2012           446
     1,000     American Tower Escrow Corp.,
                 Discount Notes, 11.28%(m)                              B3       8/01/2008           702
     1,000     Crown Castle International Corp.,
                 Senior Notes,  7.50%(a)                                B3      12/01/2013         1,025
       500     Metropcs, Inc., Senior Notes, 10.75%(a)                  B3      10/01/2011           513
       468     Nextel Partners, Inc., Senior Notes, 12.50%            Caa1      11/15/2009           545
       250     Nextel Partners, Inc., Senior Notes, 8.13%             Caa1       7/01/2011           264
     1,000     SBA Communications Corp., Senior
                 Discount Notes, 0%/9.75%,
                 12/01/2007(a,e)                                      Caa1      12/15/2011           720
       500     Triton PCS, Inc., Guaranteed Senior
                 Subordinated Notes, 8.75%(h)                           B3      11/15/2011           527

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
   $ 1,000     U.S. Unwired, Inc., Senior Subordinated
                 Discount Notes, Series B, 0%/13.38%,
                 11/01/2004(e)                                        Caa2      11/01/2009      $    915
       500     Western Wireless Corp., Senior Notes, 9.25%            Caa1       7/15/2013           542
                                                                                                --------
                                                                                                   6,199
                                                                                                --------
               TRANSPORTATION (1.3%)

               MARINE (1.0%)
       500     CP Ships Ltd., Senior Notes, 10.38%                     Ba3       7/15/2012           584
       500     Overseas Shipholding Group, Inc.,
                 Senior Notes, 8.25%                                   Ba1       3/15/2013           550
       500     Stena AB, Senior Notes, 9.63%                           Ba3      12/01/2012           574
                                                                                                --------
                                                                                                   1,708
                                                                                                --------
               TRUCKING (0.3%)
       500     Greyhound Lines, Inc., Senior
                 Subordinated Notes, Series B, 11.50%                   NR       4/15/2007           485
                                                                                                --------
               UTILITIES (4.9%)

               ELECTRIC UTILITIES (1.6%)
       500     Potomac Edison Co., First Mortgage
                 Notes, 7.75%                                          Ba1       5/01/2025           523
     1,000     Potomac Edison Co., Notes, 5.00%                        Ba2      11/01/2006         1,018
     1,000     TECO Energy, Inc., Senior Notes, 10.50%                 Ba1      12/01/2007         1,170
                                                                                                --------
                                                                                                   2,711
                                                                                                --------
               GAS UTILITIES (0.9%)
       500     Southern Star Central Corp.,
                 Senior Secured Notes, 8.50%(a)                         B1       8/01/2010           555
     1,000     Southwestern Energy Co., Notes,
                 Series MTN, 7.63%                                     Ba2       5/01/2027         1,068
                                                                                                --------
                                                                                                   1,623
                                                                                                --------
               MULTI-UTILITIES & UNREGULATED POWER (2.4%)
       500     Calpine Canada Energy Finance,
                 Senior Notes, 8.50%                                  Caa1       5/01/2008           410
       250     MSW Energy Holdings II LLC,
                 Senior Secured Notes, 7.38%(a)                        Ba2       9/01/2010           265

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
   $   250     MSW Energy Holdings LLC,
                 Senior Secured Notes, Series B, 8.50%                 Ba1       9/01/2010      $    276
     1,000     NRG Energy, Inc., Second Priority Senior
                 Secured Notes, 8.00%(a)                                B2      12/15/2013         1,040
     1,000     Tennessee Gas Pipeline Co.,
                 Debentures, 7.00%                                      B1      10/15/2028           958
       500     Transcontinental Gas Pipeline Corp.,
                 Senior Notes, Series B, 8.88%                          B1       7/15/2012           591
       500     Williams Companies, Inc.,
                 Senior Notes, 8.63%                                    B3       6/01/2010           555
                                                                                                --------
                                                                                                   4,095
                                                                                                --------
               Total corporate obligations (cost: $123,375)                                      134,405
                                                                                                --------
               EURODOLLAR AND YANKEE OBLIGATIONS (3.5%)
               ----------------------------------------
               CAPITAL GOODS (0.4%)

               ELECTRICAL COMPONENTS & EQUIPMENT
       500     Fimep S.A., Senior Notes (France) 10.50%                 B1       2/15/2013           592
                                                                                                --------
               HOTELS, RESTAURANTS, & LEISURE (0.3%)

               HOTELS, RESORTS, & CRUISE LINES
       500     Intrawest Corp., Senior Notes
                 (Canada) 10.50%                                        B1       2/01/2010           556
                                                                                                --------
               MATERIALS (0.9%)

               PAPER PRODUCTS
     1,000     Abitibi-Consolidated, Inc., Notes
                 (Canada) 6.00%(h)                                     Ba1       6/20/2013           964
       500     Cascades, Inc., Senior Notes
                 (Canada) 7.25%                                        Ba1       2/15/2013           540
                                                                                                --------
                                                                                                   1,504
                                                                                                --------
               MEDIA (0.7%)

               PUBLISHING
     1,000     Hollinger Participation, Senior Notes
                 (Canada) 12.13%(a)                                     B3      11/15/2010         1,225
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               TRANSPORTATION (1.2%)

               RAILROADS
   $ 2,000     TFM S.A. de C.V., Senior Discount
                 Debentures (Mexico) 11.75%                             B1       6/15/2009      $  2,060
                                                                                                --------
               Total eurodollar and yankee obligations
                 (cost: $5,478)                                                                    5,937
                                                                                                --------

               ASSET-BACKED SECURITIES (8.1%)
               ------------------------------
               TRANSPORTATION

               AIRLINES
     1,660     America West Airlines, Inc., Pass-Through
                 Certificates, Series 1998-1,
                 Class A, 6.87%                                        Ba1       1/02/2017         1,664
     1,273     America West Airlines, Inc., Pass-Through
                 Certificates, Series 1998-1,
                 Class B, 7.12%                                        Ba3       1/02/2017         1,215
     1,000     American Airlines, Inc., Pass-Through
                 Certificates, Series 2001-2, Class A-2,
                 EETC, 7.86%                                          Baa2      10/01/2011         1,052
     3,000     American Airlines, Inc., Pass-Through
                 Certificates, Series 2001-1, Class A-2,
                 EETC, 6.82%(h)                                        Ba1       5/23/2011         2,887
     1,738     Continental Airlines, Inc., Pass-Through
                 Certificates, Series 2000-2,
                 Class A-1, 7.71%                                     Baa3       4/02/2021         1,838
     3,000     Delta Air Lines, Inc., Pass-Through
                 Certificates, Series 2001, Class A-2,
                 EETC, 7.11%                                          Baa2       9/18/2011         3,073
     2,000     Northwest Airlines, Inc., Pass-Through
                 Certificates, Series 2001-1,
                 Class A-2, 6.84%                                     Baa3       4/01/2011         2,014
       237     Northwest Airlines, Inc., Pass-Through
                 Certificates, Series 1999-2C,
                 EETC, 8.30%                                            B1       9/01/2010           206
                                                                                                --------
               Total asset-backed securities (cost: $13,246)                                      13,949
                                                                                                --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                         MOODY'S                         VALUE
     (000)     SECURITY                                             RATING       MATURITY          (000)
--------------------------------------------------------------------------------------------------------
               MUNICIPAL OBLIGATIONS (2.9%)
               ----------------------------
               HOSPITAL (2.3%)
$    4,000     New York State Dormitory Auth. RB,
                 Series D, 10.00%(d)                                  Ba 1      7/01/2026       $  4,000
                                                                                                --------
               SPECIAL ASSESSMENT/TAX/FEE (0.6%)
     1,000     Short Pump Town Center Community
                 Development Auth., VA, RB, 6.26%(a)                    NR      2/01/2009            997
                                                                                                --------
               Total municipal obligations (cost: $5,000)                                          4,997
                                                                                                --------

               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITY (0.3%)(f)
               -----------------------------------------------------------
               DIVERSIFIED FINANCIALS
     9,807     CS First Boston Corp., Series 1998-C1,
                Class AX, 1.02% (aquired 6/13/2003;
                cost: $437)(g)                                         Aaa       5/17/2040           446
                                                                                                --------

    NUMBER
 OF SHARES
----------
               COMMON AND PREFERRED STOCKS, WARRANTS, AND CERTIFICATES (7.3%)
               --------------------------------------------------------------
               BANKS (2.4%)

               REGIONAL BANKS
 4,000,000     Farm Credit Bank of Texas, Series 1
                 (Perpetual Preferred) 7.56%
                                                                                                   4,150
                                                                                                --------
               FOOD, BEVERAGE, & TOBACCO (0.3%)

               AGRICULTURAL PRODUCTS
     5,000     Dairy Farmers of America, Inc., 7.875%,
                 cumulative redeemable (Perpetual Preferred)(a)                                      514
                                                                                                --------
               MEDIA (1.6%)

               BROADCASTING & CABLE TV
    15,000     CSC Holdings, Inc., Series M (Preferred) 11.13%                                     1,586
    10,000     CSC Holdings, Inc., Series H (Preferred) 11.75%                                     1,053
       250     Ono Finance plc, Equity Value Certificates
                 (United Kingdom) (aquired 7/16/2001; cost: $0)(a,g,l)                                 -
                                                                                                --------
                                                                                                   2,639
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

    NUMBER                                                                                        MARKET
 OF SHARES                                                                                         VALUE
     (000)     SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               REAL ESTATE (2.2%)

               REAL ESTATE INVESTMENT TRUSTS
    20,000     Gables Residential Trust "D", 7.50%,
                 cumulative redeemable (Preferred)                                              $    530
     4,000     Health Care Property Investors, Inc.                                                  225
    25,000     Maguire Properties, Inc.                                                              608
    20,000     Maguire Properties, Inc., Series A,
                 7.625%, cumulative redeemable (Perpetual Preferred)                                 502
    15,000     Nationwide Health Properties, Inc.                                                    327
    20,000     New Plan Excel Realty Trust, Inc., depositary shares "E",
                 7.625%, cumulative redeemable (Preferred)                                           548
    20,000     Parkway Properties, Inc., Series D, 8.00%,
                 cumulative redeemable (Perpetual Preferred)                                         540
    20,000     SL Green Realty Corp., Series C (Preferred)                                           514
                                                                                                --------
                                                                                                   3,794
                                                                                                --------
               TECHNOLOGY HARDWARE & EQUIPMENT (0.0%)(n)

               ELECTRONIC EQUIPMENT MANUFACTURERS
       500     Asat Finance LLC, Warrants(a)                                                           1
                                                                                                --------
               TELECOMMUNICATION SERVICES (0.5%)

               WIRELESS TELECOMMUNICATION SERVICES
     1,375     Crown Castle International Corp.                                                       17
    20,000     Crown Castle International Corp., 6.25%,
                 cumulative redeemable (Preferred)                                                   889
       500     Independent Wireless One Holdings, Inc.,
                 Equity Value Certificates (aquired 8/24/2001; cost: $0)(a,g,l)                        -
                                                                                                --------
                                                                                                     906
                                                                                                --------
               UTILITIES (0.3%)

               ELECTRIC UTILITIES
    15,000     American Electric Power Co., Inc.                                                     490
                                                                                                --------
               Total common and preferred stocks, warrants,
                 and certificates (cost: $11,680)                                                 12,494
                                                                                                --------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES     SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (6.8%)
               -------------------------------
               MONEY MARKET FUNDS (1.6%)
   247,038     AIM Short-Term Investment Co. Liquid Assets Portfolio,  0.99%(j,k)               $    247
 2,557,648     Merrill Lynch Premier Institutional Fund, 1.03%(j,k)                                2,558
                                                                                                --------
                                                                                                   2,805
                                                                                                --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (5.2%)
    $2,400     CS First Boston LLC, 1.01%, acquired on 1/30/2004 and
                 due 2/02/2004, at $2,400 (collateralized by $4,680 of U.S. Treasury
                 STRIPS, 4.96%(m), due 2/15/2017; market value of $2,448)(i,k)                     2,400
     2,000     Goldman Sachs & Co., 1.01%, acquired on 1/30/2004 and
                 due 2/02/2004, at $2,000 (collateralized by $1,576 of U.S. Treasury
                 Bonds,10.38%, due 11/15/2012; market value of $2,040)(i,k)                        2,000
     2,400     Lehman Brothers, Inc., 1.02%, acquired on 1/30/2004 and
                 due 2/02/2004, at $2,400 (collateralized by $2,755 of Fannie Mae
                 Discount Notes, 3.18%(m), due 10/05/2007; market value of $2,449)(i,k)            2,400
     2,150     Morgan Stanley & Co., Inc., 1.01%, acquired on 1/30/2004 and due 2/02/2004, at $2,150 (collateralized by $1,875 of Tennessee Valley
                 Authority Bonds, 6.79%, due 5/23/2012; market value of $2,194)(i,k)               2,150
                                                                                                --------
                                                                                                   8,950
                                                                                                --------
               Total money market instruments (cost: $11,755)                                     11,755
                                                                                                --------

               TOTAL INVESTMENTS (COST: $170,971)                                               $183,983
                                                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Currently the issuer is in default with respect to interest payments.

         (c) At January 31, 2004, the cost of securities purchased on a when-issued basis was $3,122,000.

         (d) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2004. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

         (e) Stepped coupon note initially issued in zero-coupon form that converts to coupon form at the specified rate and date. As of the end of this reporting period the security is in zero-coupon form. The coupon rate that will be paid starting at the conversion date is the second rate shown in the security's description.

         (f) Interest-only commercial mortgage-backed security - represents the right to receive only the interest payments on an underlying pool of

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

             commercial mortgage loans. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. The yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid (slow) rate of principal payments may have a material adverse (positive) effect on the yield to maturity of these securities. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

         (g) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2004, was $446,000, which represented 0.3% of the Fund's net assets.

         (h) The security or a portion thereof was out on loan as of January 31, 2004.

         (i) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (j) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

         (k) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (l) Security was fair valued at January 31, 2004, by the Manager in accordance with valuation procedures approved by the Board of Directors.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

         (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (n) Represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

                 EETC   Enhanced Equipment Trust Certificate
                 MTN    Medium-Term Note
                 RB     Revenue Bond

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including                      $183,983
      securities on loan of $11,334) (identified cost of $170,971)
   Receivables:
      Capital shares sold                                                          216
      Interest                                                                   2,948
      Securities sold                                                            6,016
                                                                              --------
         Total assets                                                          193,163
                                                                              --------
LIABILITIES

   Payables:
      Upon return of securities loaned                                          11,755
      Securities purchased (when-issued of $3,122)                               4,372
      Capital shares redeemed                                                    3,514
   Bank overdraft                                                                1,879
   Accrued management fees                                                          75
   Accrued transfer agent's fees                                                     6
   Accounts payable and accrued expenses                                            16
                                                                              --------
         Total liabilities                                                      21,617
                                                                              --------
            Net assets applicable to capital shares outstanding               $171,546
                                                                              ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                            $168,834
   Accumulated undistributed net investment income                                   1
   Accumulated net realized loss on investments                                (10,301)
   Net unrealized appreciation of investments                                   13,012
                                                                              --------
            Net assets applicable to capital shares outstanding               $171,546
                                                                              ========
   Capital shares outstanding                                                   19,424
                                                                              ========
   Authorized shares of $.01 par value                                         100,000
                                                                              ========
   Net asset value, redemption price, and offering price per share            $   8.83
                                                                              ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME

   Dividends                                                            $    193
   Interest                                                                5,732
   Securities lending                                                         12
                                                                        --------
      Total income                                                         5,937
                                                                        --------
EXPENSES

   Management fees                                                           348
   Administrative and servicing fees                                         103
   Transfer agent's fees                                                     127
   Custodian's fees                                                           37
   Postage                                                                     5
   Shareholder reporting fees                                                  7
   Directors' fees                                                             2
   Registration fees                                                          15
   Professional fees                                                          16
   Other                                                                       4
                                                                        --------
      Total expenses                                                         664
   Expenses paid indirectly                                                   (1)
                                                                        --------
      Net expenses                                                           663
                                                                        --------
NET INVESTMENT INCOME                                                      5,274
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                                        3,020
   Change in net unrealized appreciation/depreciation                      7,534
                                                                        --------
      Net realized and unrealized gain                                    10,554
                                                                        --------
Increase in net assets resulting from operations                        $ 15,828
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                                 1/31/2004          7/31/2003
                                                                 ----------------------------
FROM OPERATIONS

   Net investment income                                         $   5,274          $   6,866
   Net realized gain (loss) on investments                           3,020               (435)
   Change in net unrealized appreciation/depreciation
      of investments                                                 7,534             10,167
                                                                 ----------------------------
      Increase in net assets resulting
         from operations                                            15,828             16,598
                                                                 ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                            (5,283)            (6,876)
                                                                 ----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        85,742             88,373
   Reinvested dividends                                              3,906              5,015
   Cost of shares redeemed                                         (35,635)           (49,867)
                                                                 ----------------------------
      Increase in net assets from
         capital share transactions                                 54,013             43,521
                                                                 ----------------------------
Net increase in net assets                                          64,558             53,243

NET ASSETS

   Beginning of period                                             106,988             53,745
                                                                 ----------------------------
   End of period                                                 $ 171,546          $ 106,988
                                                                 ============================
Accumulated undistributed net investment income:
   End of period                                                 $       1          $      10
                                                                 ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      10,073             11,346
   Shares issued for dividends reinvested                              458                652
   Shares redeemed                                                  (4,187)            (6,348)
                                                                 ----------------------------
      Increase in shares outstanding                                 6,344              5,650
                                                                 ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA High-Yield Opportunities Fund (the
         Fund). The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

                    official closing price is reported or available, the average of the bid and asked prices is generally used.

                 3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 4. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities  for  which  market  quotations are  not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the  securities  are  purchased  or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

                 dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              F. HIGH-YIELD  DEBT  SECURITIES   -   Although  the   Fund  has  a
                 diversified portfolio, 76.8% of its net assets were invested in non-investment-grade (high-yield) securities at January 31, 2004. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

                 significantly in periods of general economic difficulty or rising interest rates.

              G. SECURITIES  PURCHASED  ON  A  WHEN-ISSUED BASIS - Delivery  and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2004, the cost of outstanding when-issued commitments for the Fund was $3,122,000.

              H. USE OF ESTIMATES - The preparation of  financial  statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

         CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $11,761,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $93,145,000 and $40,487,000, respectively.

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross  unrealized  appreciation  and  depreciation of investments as of
         January  31,  2004,  were   $13,541,000  and  $529,000,   respectively,
         resulting in net unrealized appreciation of $13,012,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $11,334,000 and received cash collateral of $11,755,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

                 base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $348,000, which included a performance adjustment of $5,000.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

              B. ADMINISTRATIVE  AND  SERVICING  FEES  -  The  Manager  provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $103,000.

              C. EXPENSE LIMITATION - The  Manager  has  voluntarily  agreed  to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2004, the Fund did not incur any reimbursable expenses.

              D. TRANSFER AGENT'S  FEES - USAA  Transfer  Agency Company,  d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $127,000.

              E. UNDERWRITING  SERVICES  -  The   Manager   provides   exclusive
                 underwriting  and  distribution  of  the  Fund's  shares  on  a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED                                                      PERIOD ENDED
                                          JANUARY 31,                   YEAR ENDED JULY 31,                    JULY 31,
                                         ------------------------------------------------------------------------------
                                              2004             2003            2002             2001              2000*
                                         ------------------------------------------------------------------------------
Net asset value at
   beginning of period                   $    8.18         $   7.23        $   8.95         $   9.78            $ 10.00
                                         ------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                       .32              .69             .83             1.03               1.08(a)
   Net realized and
      unrealized gain (loss)                   .65              .95           (1.72)            (.80)              (.33)(a)
                                         ------------------------------------------------------------------------------
Total from investment operations               .97             1.64            (.89)             .23                .75(a)
Less distributions:
   From net investment income                 (.32)            (.69)           (.83)           (1.06)              (.97)
                                         ------------------------------------------------------------------------------
Net asset value at end of period         $    8.83         $   8.18        $   7.23         $   8.95            $  9.78
                                         ==============================================================================
Total return (%)**                           12.08            23.85          (10.70)            2.68               7.80
Net assets at end of period (000)        $ 171,546         $106,988        $ 53,745         $ 53,828            $44,907
Ratio of expenses to
   average net assets (%)***                   .96(b,c,d)      1.00(c,d)       1.00(c,d)         .76(c,e)           .75(e)
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)***                       N/A             1.08(c)         1.12(c)          1.02(c)            1.19
Ratio of net investment income
   to average net assets (%)***               7.66(b)          9.06            9.95            11.17              10.30
Portfolio turnover (%)                       31.76           105.30           96.63           104.20              51.88

  * Fund commenced operations on August 2, 1999.
 ** Assumes reinvestment of all net investment income distributions during the period.
*** For the six-month period ended January 31, 2004, average net assets were $136,983,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                 -                -               -            (.01)%              N/A
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(e) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.75% of the Fund's average net assets.

46

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

48

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

50

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

52

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM


THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                 USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40051-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.